Fair Value Accounting	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Accounting

NOTE 18 — FAIR VALUE ACCOUNTING

The accounting guidance on fair value measurements uses the term “inputs” to broadly refer to the assumptions used in estimating fair values. It distinguishes between (i) assumptions based on market data obtained from independent third party sources (“observable inputs”) and (ii) Holdings’ assumptions based on the best information available (“unobservable inputs”). The accounting guidance requires that fair value valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy consists of the three broad levels listed below. The highest priority is given to Level 1, and the lowest is given to Level 3.

Level 1 — Quoted market prices in active markets for identical assets or liabilities

Level 2 — Inputs other than Level 1 inputs that are either directly or indirectly observable

Level 3 — Unobservable inputs developed using Holdings’ estimates and assumptions, which reflect those that market participants would use when valuing an asset or liability

The determination of where an asset or liability falls in the hierarchy requires significant judgment.

Assets measured at fair value on a non-recurring basis

During the Successor years ended December 31, 2013 and 2012, as part of the manufacturing and distribution footprint optimization restructuring discussed in Note 3, certain assets were adjusted to their fair values.

Commodity price risk management

Exposure to market risk for commodity prices can result in changes in the cost of production. When possible, this risk is mitigated through the use of long-term, fixed-price contracts with suppliers. On January 13, 2014, Holdings entered into a commodity-based derivative financial instrument to acquire 205,800 gallons of diesel fuel ratably during the period February 1, 2014 through January 31, 2015. Holdings entered into the contract to commercially hedge the cost of diesel fuel and did not enter into the contract for speculative purposes. Holdings elected not to document and account for the contract as an effective hedge for accounting purposes, but rather as a financial instrument. The cost of entering into the contract was nil. Changes in the market value of the fuel hedge contract will be recognized in income as a component of cost of sales.

Fair value of financial instruments

Cash and cash equivalents - The carrying amount of cash and cash equivalents approximates fair value because the original maturity is less than 90 days.

Trade accounts receivable - The carrying amount of trade receivables approximates fair value because of their short outstanding terms.

Trade accounts payable - The carrying amount of trade payables approximates fair value because of their short outstanding terms.

Short-term borrowings - The carrying value of these borrowings equals fair value because their interest rates reflect current market rates.

Long-term debt – The fair value of the Senior Notes at December 31, 2013 and 2012 was $406.0 million and $399.0 million, respectively. The estimated fair value of these notes was based on bid/ask prices, as reported by a third party bond pricing service. Due to the infrequency of trades of these notes, these inputs are considered to be Level 2 inputs.

The fair value of the Senior Secured Term Loan Facility at December 31, 2013 and 2012 was $291.0 million and $296.2 million, respectively. The estimated fair value of borrowings under the Senior Secured Term Loan Facility was based on the bid/ask prices, as reported by a third party bond pricing service. Due to the infrequency of trades, this input is considered to be a Level 2 input.

The fair value of the economic development loan was $0.4 million and $0.5 million at December 31, 2013 and December 31, 2012, respectively. Since there is no ready market for this type of loan, discounted cash flows were used taking into consideration bond ratings and LIBOR futures. These inputs are considered to be Level 2 inputs.